33. Earnings per share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
Diluted weighted average number of shares	2,421,018	2,421,075	2,241,072
Plan 2011-2013 and Plan 2014-2016 [Member]
Earnings per share [line items]
Diluted weighted average number of shares	537	903